Administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
Administrative expenses.
Schedule of administrative expenses

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Staff costs(b)	85.6	43.3	159.3	83.1
Net loss allowance on trade receivables	0.2	1.3	4.3	1.7
Professional fees(c)	22.7	8.8	36.4	18.2
Facilities, short-term rental and upkeep	8.5	7.2	16.1	14.3
Travel costs	2.6	2.6	5.1	4.8
Depreciation	1.5	1.9	2.9	4.3
Amortization	0.3	0.2	0.5	0.5
Net gain on disposal of property, plant and equipment and right-of-use assets	(1.9)	(2.2)	(3.3)	(3.2)
Operating taxes	0.2	0.2	0.2	0.3
Business combination costs	5.5	0.3	14.7	1.2
Net impairment (reversal)/loss of withholding tax receivables(d)	(4.9)	(0.5)	0.6	(12.9)
Other	5.1	5.3	9.4	8.9
	125.4	68.4	246.2	121.2

(a)	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information.
(b)	Includes amounts related to key management personnel (excluding Non-Executive directors) and share-based payment expense. The amount for the three and six months ended June 30, 2026 includes accelerated charges of $10.1 million and $25.7 million respectively for share-based payment expenses and long-term employee benefits of $39.9 million and $57.4 million respectively that result from changes in expected vesting periods and estimated amounts expected to be settled following the February 2026 announcement by the Group that it had entered into a merger agreement to be acquired by MTN Group Limited.
(c)	Further advisor fees of up to $42.0 million, not included within the above, are contingently payable dependent on the closing of the planned merger agreement with MTN Group Limited.
(d)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities. See note 13 for more information.